Subsequent Events	3 Months Ended
Jan. 31, 2023
Disclosure Of Events After Reporting Period Text Block Abstract
Subsequent Events
13.	Subsequent Events
On February 22, 2023, 12,006 shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $141,071 at the time of issuance.